Segment Information - Schedule of Reconciliation of Assets from Segment to Consolidated (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 5,115.2	$ 5,103.0
Motion Picture | Operating segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,867.4	1,851.4
Television Production | Operating segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,279.3	2,347.8
Other unallocated assets
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 968.5	$ 903.8